Statement of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Mar. 31, 2019		$ 22,688	$ 1,413,629	$ (1,495,005)	$ (58,688)
Beginning balance, shares at Mar. 31, 2019		22,688,416
Issuance of Common Stock in connection with private placement		$ 122	121,128		121,250
Issuance of common stock in connection with private placement, shares		121,250
Net loss				(125,039)	(125,039)
Ending balance, value at Mar. 31, 2020		$ 22,810	1,534,757	(1,620,044)	(62,477)
Ending balance, shares at Mar. 31, 2020		22,809,666
Issuance of Common Stock in connection with private placement		$ 478	478,272		478,750
Issuance of common stock in connection with private placement, shares		478,750
Net loss				(97,360)	(97,360)
Ending balance, value at Jun. 30, 2020		$ 23,288	2,013,029	(1,717,404)	318,913
Ending balance, shares at Jun. 30, 2020		23,288,416
Beginning balance, value at Mar. 31, 2020		$ 22,810	1,534,757	(1,620,044)	(62,477)
Beginning balance, shares at Mar. 31, 2020		22,809,666
Issuance of Common Stock in connection with private placement		$ 478	478,272		478,750
Issuance of common stock in connection with private placement, shares		478,750
Issuance of common stock to consultant for services		$ 150	161,850		162,000
Issuance of common stock to consultant for services, shares		150,000
Issuance of common stock in connection with exercise of investor warrants		$ 1,000	999,000		1,000,000
Issuance of common stock in connection with exercise of investor warrants, shares		1,000,000
Stock-based compensation – employee and consultant option grants			1,090,204		1,090,204
Placement agent fee			(50,000)		(50,000)
Stock-based compensation – CEO warrant			370,131		370,131
Net loss				(2,363,582)	(2,363,582)
Ending balance, value at Mar. 31, 2021		$ 24,438	4,584,214	(3,983,626)	625,026
Ending balance, shares at Mar. 31, 2021		24,438,416
Issuance of common stock in connection with exercise of common stock purchase warrants		$ 550	581,950		582,500
Issuance of common stock in connection with exercise of common stock purchase warrants, shares		550,000
Stock-based compensation – employee and consultant option grants			316,896		316,896
Net loss				(1,204,591)	(1,204,591)
Ending balance, value at Jun. 30, 2021		$ 24,988	$ 5,483,060	$ (5,188,217)	$ 319,831
Ending balance, shares at Jun. 30, 2021		24,988,416